Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Deferred tax assets:
Amount due to customers	$ 550	$ 1,474
Operating lease liabilities	29,718	28,481
Section 163(j) limitation	3,059	1,481
Net operating losses	20,890	14,961
Tax credits	4,735	4,328
Other accrued liabilities	65	97
Stock compensation	552	271
Other	3	3
Deferred tax assets	59,572	51,096
Valuation allowance	(47,693)	(43,021)
Net deferred tax assets	11,879	8,075
Deferred tax liabilities:
Property and equipment	(2,568)	(2,597)
Operating lease right-of-use assets	(9,311)	(5,478)
Total deferred tax liabilities	(11,879)	(8,075)
Net deferred tax liabilities	$ 0	$ 0